March 6, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Valley National Bancorp
Definitive Proxy Statement

Pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, submitted herewith for filing on behalf of Valley National Bancorp (the “Company”) is the Company’s Definitive Proxy Statement. The form of proxy card is filed as an exhibit to the Definitive Proxy Statement.

If you have any questions relating to the Definitive Proxy Statement, please do not hesitate to contact the undersigned at (973) 305-4003.

Very truly yours,

/s/ Alan D. Eskow
Alan D. Eskow
Executive Vice President and
Chief Financial Officer
(Principal Financial Officer)

Enclosures